CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 347,703,911	$ 543,817,633
Restricted cash	2,087,319	6,985,409
Marketable securities	6,549,097	16,564,054
Customer deposits, net of allowance for doubtful accounts of $539,433 and $640,845 as of December 31, 2010 and September 30, 2011, respectively	120,876,725	90,616,995
Accounts receivable, net of allowance for doubtful accounts of $18,296,842 and $10,981,086 as of December 31, 2010 and September 30, 2011, respectively	218,252,898	174,114,561
Properties held for sale	3,449,682	4,457,709
Deferred tax assets	16,837,002	17,284,547
Prepaid expenses and other current assets	38,607,666	22,052,561
Amounts due from related parties	1,510,547	19,447
Total current assets	755,874,847	875,912,916
Property and equipment, net	25,249,449	21,302,787
Intangible assets, net	221,118,779	183,911,765
Investment in affiliates	26,468,086	10,161,275
Goodwill	49,223,863	453,139,720
Other non-current assets	45,114,083	13,838,062
TOTAL ASSETS	1,123,049,107	1,558,266,525
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $2,777,692 and $2,110,761 as of December 31, 2010 and September 30, 2011, respectively)	6,311,890	8,148,688
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $5,998,335 and $11,671,668 as of December 31, 2010 and September 30, 2011, respectively)	36,222,102	37,853,279
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $3,824,260 and $3,099,422 as of December 31, 2010 and September 30, 2011, respectively)	24,760,675	42,276,115
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $2,965,717 and $4,290,915 as of December 31, 2010 and September 30, 2011, respectively)	16,097,534	14,765,431
Amounts due to related parties	1,115,760	5,154,657
Deferred revenue	12,357,331	7,973,091
Liability for exclusive rights with Baidu, current (including liability for exclusive rights with Baidu, current of the consolidated VIEs without recourse to E-House of nil and $13,359,983 as of December 31, 2010 and September 30, 2011, respectively)	13,359,983
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $6,728,488 and $14,963,468 as of December 31, 2010 and September 30, 2011, respectively)	23,306,933	23,927,768
Total current liabilities	133,532,208	140,099,029
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to E-House of $424,931 and $1,712,234 as of December 31, 2010 and September 30, 2011, respectively)	43,102,276	40,152,455
Liability for exclusive rights with Baidu, non-current (including liability for exclusive rights with Baidu, non-current of the consolidated VIEs without recourse to E-House of nil and $20,679,586 as of December 31, 2010 and September 30, 2011, respectively)	20,679,586
Other non-current liabilities	1,761,628	1,375,469
Total liabilities	199,075,698	181,626,953
Commitments and contingencies (Note 15)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 80,752,526 and 78,703,087 shares issued and outstanding, as of December 31, 2010 and September 30, 2011, respectively	78,703	80,752
Additional paid-in capital	682,023,752	672,621,384
Retained earnings (Accumulated deficit)	(72,698,628)	200,822,587
Accumulated other comprehensive income	42,934,905	27,640,541
Subscription receivables		(65,417)
Total E-House equity	652,338,732	901,099,847
Non-controlling interest	271,634,677	475,539,725
Total equity	923,973,409	1,376,639,572
TOTAL LIABILITIES AND EQUITY	$ 1,123,049,107	$ 1,558,266,525